Cost of Services - Summary of Cost of Services (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost Of Service [Abstract]
Employee cost (Note 24)	$ 877,068	$ 773,630	$ 663,360
Maintenance	578,510	528,929	505,352
Safety, security and insurance	428,208	386,079	317,023
Utilities	380,370	334,994	278,895
Other	480,708	430,090	345,777
Cost of services	$ 2,744,864	$ 2,453,722	$ 2,110,407